UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22737

Tea Leaf Management Investment Trust

 (Exact name of registrant as specified in charter)

370 Lexington Avenue, Suite 201

New York, NY  10017

 (Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

Registrant’s Telephone Number, including Area Code:  212-871-5700

Date of fiscal year end: January 31

Date of reporting period: July 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

TeaLeaf Long/Short Deep Value Fund

Class A Shares

LEFAX

Class C Shares

LEAFX

Class I Shares

LEFIX

SEMI-ANNUAL REPORT

JULY 31, 2015

(UNAUDITED)

TEALEAF LONG/SHORT DEEP VALUE FUND

PORTFOLIO ILLUSTRATION

JULY 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
2.22%
Cash Equivalents
8.14%
Energy
4.35%
Technology
47.23%
Healthcare
20.44%
Industrials
17.62%

Sectors are categorized using Morningstar® classifications.

The chart excludes securities sold short.

TEALEAF LONG/SHORT DEEP VALUE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2015 (UNAUDITED)

Shares		Value

COMMON STOCK - 98.66%

Communication Equipment, NEC - 3.60%
17,247	Telit Communications PLC (United Kingdom) *	$ 88,229

Computer Peripheral Equipment, NEC - 3.45%
5,900	Logitech International SA (Switzerland) *	84,488

Computer Storage Devices - 9.83%
26,000	Dot Hill Systems Corp. *	164,320
72,000	Quantum Corp. *	76,320
		240,640
Drilling Oil & Gas Wells - 2.89%
4,300	Patterson-UTI Energy, Inc.	70,885

Electric Lighting & Wiring Equipment - 2.34%
1,500	Chase Corp. *	57,345

Electromedical & Electrotherapeutic Apparatus - 11.50%
15,500	Cutera, Inc. *	235,290
4,500	Syneron Medical Ltd. (Israel) *	46,440
		281,730
Heavy Construction - 4.17%
3,000	Granite Construction, Inc.	102,060

Information Technology Services - 1.79%
1,800	Sykes Enterprises, Inc. *	43,884

Instruments for Measuring & Testing Electricity - 2.05%
8,000	Xcerra Corp. *	50,280

Laboratory Analytical Instruments - 2.24%
5,000	Affymetrix, Inc. *	54,800

Measuring & Controlling Devices, NEC - 1.78%
2,500	Geospace Technologies Corp. *	43,600

Miscellaneous Electrical Machinery, Equipment & Supplies - 8.53%
2,000	Greatbatch, Inc. *	109,060
4,000	Rofin-Sinar Technologies, Inc. *	99,760
		208,820
Miscellaneous Manufacturing Industries - 1.40%
3,000	Daktronics, Inc.	34,290

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

TEALEAF LONG/SHORT DEEP VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JULY 31, 2015 (UNAUDITED)

Shares		Value

Pumps & Pumping Equipment - 3.53%
2,500	Xylem, Inc.	$ 86,325

Railroad Equipment - 3.15%
4,000	FreightCar America, Inc.	77,040

Semiconductor - Specialized - 7.83%
18,500	Sigma Designs, Inc. *	191,845

Semiconductors & Related Devices - 14.35%
8,100	FormFactor, Inc. *	58,563
8,500	IXYS Corp.	88,910
12,500	NeoPhotonics Corp. *	110,750
12,000	STMicroelectronics NV ( Switzerland)	93,240
		351,463
Services-Business Services, NEC - 5.74%
7,200	PowerSecure International, Inc. *	109,008
2,000	Resources Connection, Inc.	31,660
		140,668
Services-Computer Processing & Data Preparation - 2.34%
3,200	Acxiom Corp. *	57,312

Steel Works, Blast Furnaces & Rolling Mills - 2.39%
3,000	United States Steel Corp.	58,410

Surgical & Medical Instruments & Apparatus - 3.76%
3,600	Merit Medical Systems, Inc. *	92,016

TOTAL FOR COMMON STOCK (Cost $1,997,838) - 98.66%		$ 2,416,130

SHORT TERM INVESTMENTS - 8.74%
213,983	Fidelity Government Money Market Fund 57 - Institutional Class, 0.01%, (Cost $213,983) **	213,983

TOTAL INVESTMENTS (Cost $2,211,821) *** - 107.40%		$ 2,630,113

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.40)%		(181,183)

NET ASSETS - 100.00%		$ 2,448,930

* Represents non-income producing security during the period.

** Variable Rate Security, the coupon rate shown represents the 7-day yield at July 31, 2015.

*** Cost for tax purposes is $2,211,821.

The accompanying notes are an integral part of these financial statements.

TEALEAF LONG/SHORT DEEP VALUE FUND

SCHEDULE OF SECURITIES SOLD SHORT

JULY 31, 2015 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS
1,300	iShares Russell 2000	$ 159,783
1,000	iShares Russell 2000 Value	98,660
1,900	iShares Russell 3000	238,545
500	Market Vectors Semiconductor ETF *	26,075

TOTAL EXCHANGE TRADED FUNDS (Proceeds $524,748)		523,063

TOTAL SECURITIES SOLD SHORT (Proceeds $524,748)		$ 523,063

* Represents non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

TEALEAF LONG/SHORT DEEP VALUE FUND

STATEMENT OF ASSETS & LIABILITIES

JULY 31, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $2,211,821)	$ 2,630,113
Cash	307,739
Receivables:
Dividends and Interest	2
Due From Adviser	44,994
Prepaid Expenses	8,664
Total Assets	2,991,512
Liabilities:
Securities Sold Short, at Value (Proceeds $524,748)	523,063
Payables:
Distribution Fees	7,931
Accrued Expenses	11,588
Total Liabilities	542,582
Net Assets	$ 2,448,930

Net Assets Consist of:
Paid In Capital	$ 2,139,899
Accumulated Undistributed Net Investment Loss	(192,385)
Accumulated Undistributed Realized Gain on Investments	81,439
Unrealized Appreciation in Value of Investments	419,977
Net Assets	$ 2,448,930

Class A:
Net Assets	$ 624,775
Shares Outstanding	49,510

Net Asset Value, Offering Price, and Redemption Price Per Share	$ 12.62

Maximum Offering Price Per Share ($12.62/0.9425) *	$ 13.39

Short-term Redemption Price Per Share ($12.62 x 0.98) **	$ 12.37

Short-term Redemption Price Per Share ($12.62 x 0.99) ***	$ 12.49

Class C:
Net Assets	$ 1,744,603
Shares Outstanding	140,613

Net Asset Value, Offering Price, and Redemption Price Per Share	$ 12.41

Short-term Redemption Price Per Share ($12.41 x 0.98) **	$ 12.16

Short-term Redemption Price Per Share ($12.41 x 0.99) ****	$ 12.28

Class I:
Net Assets	$ 79,552
Shares Outstanding	5,987

Net Asset Value, Offering Price, and Redemption Price Per Share	$ 13.29

Short-term Redemption Price Per Share ($13.29 x 0.98) **	$ 13.02

* Class A shares of the Fund, charge a maximum initial sales charge of 5.75%, unless the purchase qualifies for a reduction or waiver of the sales charge.  Please refer to the Prospectus for qualifying sales charge reductions or waivers.

** The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

*** The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed less than 24 months after purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more.

**** The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class C shares redeemed less than 12 months after purchase.

The accompanying notes are an integral part of these financial statements.

TEALEAF LONG/SHORT DEEP VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JULY 31, 2015 (UNAUDITED)

Investment Income:
Dividends (net of $330 of foreign tax withheld)	$ 6,895
Interest	12
Total Investment Income	6,907

Expenses:
Advisory Fees	28,683
Transfer Agent & Accounting Fees	8,742
Distribution (12b-1) Fees (Class A - $861, Class C - $8,900)	9,761
Registration Fees	1,934
Audit Fees	4,967
Miscellaneous Fees	7,875
Nasdaq Fees	808
Custodial Fees	3,283
Legal Fees	32,868
Insurance Fees	5,183
Interest Expense	6,998
Dividend Expense	3,918
Trustee Fees	1,489
Printing and Mailing	24
Total Expenses	116,533
Fees Waived and Reimbursed by the Adviser	(67,173)
Net Expenses	49,360

Net Investment Loss	(42,453)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Realized Gain (Loss) on:
Realized Gain on Investments	182,296
Realized Gain on Securities Sold Short	-

Net Change in Unrealized Appreciation (Depreciation) on:
Net Change in Unrealized Appreciation on Investments	1,496
Net Change in Unrealized Depreciation on Securities Sold Short	(12,897)

Net Realized and Unrealized Gain on Investments	170,895

Net Increase in Net Assets Resulting from Operations	$ 128,442

The accompanying notes are an integral part of these financial statements.

TEALEAF LONG/SHORT DEEP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	July 31, 2015	January 31, 2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (42,453)	$ (99,659)
Net Realized Gain (Loss) on Investments in Securities and Securities Sold Short	182,296	(34,007)
Net Change in Unrealized Depreciation on Investments in Securities and Securities Sold Short	(11,401)	(241,668)
Net Increase (Decrease) in Net Assets Resulting from Operations	128,442	(375,334)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	-	15,500
Class C	-	195,761
Class I	-	230,000
Cost of Shares Redeemed
Class A	(75,460)	(165,100)
Class C	(800)	(195,871)
Class I	-	(142,319)
Early Redemption Fees	-	2,646
Net Decrease from Shareholder Activity	(76,260)	(59,383)

Net Assets:
Net Increase (Decrease) in Net Assets	52,182	(434,717)
Beginning of Period	2,396,748	2,831,465
End of Period (Including Accumulated Undistributed Net Investment Loss of $(192,385) and $(149,932), respectively)	$ 2,448,930	$ 2,396,748

Share Transactions:
Shares Sold
Class A	-	1,202
Class C	-	14,575
Class I	-	17,282
Shares Redeemed
Class A	(5,500)	(13,000)
Class C	(62)	(16,103)
Class I	-	(11,295)
Net Decrease in Shares	(5,562)	(7,339)
Outstanding at Beginning of Period	201,672	209,011
Outstanding at End of Period	196,110	201,672

The accompanying notes are an integral part of these financial statements.

TEALEAF LONG/SHORT DEEP VALUE FUND

CLASS A

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	(Unaudited) Six Months Ended July 31, 2015	Year Ended January 31, 2015	Period Ended (a) January 31, 2014

Net Asset Value, at Beginning of Period	$ 11.98	$ 13.60	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.18)	(0.26)	(0.30)
Net Realized and Unrealized Gain (Loss) on Investments	0.82	(1.36)	3.90
Total from Investment Operations	0.64	(1.62)	3.60

Net Asset Value, at End of Period	$ 12.62	$ 11.98	$ 13.60

Total Return **	5.34% (c)	(11.91)%	36.00% (c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 625	$ 659	$ 909
Before Waiver
Ratio of Expenses to Average Net Assets	8.64% (b)	8.81%	9.37% (b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	7.79% (b)	7.62%	8.66% (b)
Ratio of Net Investment Loss to Average Net Assets	(8.10)% (b)	(7.14)%	(8.94)% (b)
After Waiver
Ratio of Expenses to Average Net Assets	3.36% (b)	3.69%	3.21% (b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.50% (b)	2.50%	2.50% (b)
Ratio of Net Investment Loss to Average Net Assets	(2.81)% (b)	(2.02)%	(2.78)% (b)
Portfolio Turnover	74.06% (c)	140.07%	142.29% (c)

(a) For the period March 1, 2013 (commencement of investment operations) through January 31, 2014.

(b) Annualized

(c) Not Annualized

* Per share net investment loss has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

TEALEAF LONG/SHORT DEEP VALUE FUND

CLASS C

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	(Unaudited) Six Months Ended July 31, 2015	Year Ended January 31, 2015	Period Ended (a) January 31, 2014

Net Asset Value, at Beginning of Period	$ 11.82	$ 13.52	$ 10.06

Income From Investment Operations:
Net Investment Loss *	(0.23)	(0.35)	(0.35)
Net Realized and Unrealized Gain (Loss) on Investments	0.82	(1.35)	3.81
Total from Investment Operations	0.59	(1.70)	3.46

Net Asset Value, at End of Period	$ 12.41	$ 11.82	$ 13.52

Total Return **	4.99% (c)	(12.57)%	34.39% (c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,745	$ 1,663	$ 1,923
Before Waiver
Ratio of Expenses to Average Net Assets	9.37% (b)	9.62%	10.95% (b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	8.51% (b)	8.44%	10.34% (b)
Ratio of Net Investment Loss to Average Net Assets	(8.83)% (b)	(7.96)%	(10.58)% (b)
After Waiver
Ratio of Expenses to Average Net Assets	4.11% (b)	4.43%	3.86% (b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	3.25% (b)	3.25%	3.25% (b)
Ratio of Net Investment Loss to Average Net Assets	(3.56)% (b)	(2.77)%	(3.49)% (b)
Portfolio Turnover	74.06% (c)	140.07%	142.29% (c)

(a) For the period March 26, 2013 (commencement of investment operations) through January 31, 2014.

(b) Annualized

(c) Not Annualized

* Per share net investment loss has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

TEALEAF LONG/SHORT DEEP VALUE FUND

CLASS I

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	(Unaudited) Six Months Ended July 31, 2015	Period Ended (a) January 31, 2015

Net Asset Value, at Beginning of Period	$ 12.59	$ 13.59

Income From Investment Operations:
Net Investment Loss *	(0.17)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	0.87	(1.21)
Total from Investment Operations	0.70	(1.40)

Redemption Fees ***	-	0.40

Net Asset Value, at End of Period	$ 13.29	$ 12.59

Total Return **	5.56% (c)	(7.36)% (c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 80	$ 75
Before Waiver
Ratio of Expenses to Average Net Assets	8.37% (b)	9.46% (b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	7.51% (b)	8.30% (b)
Ratio of Net Investment Loss to Average Net Assets	(7.83)% (b)	(7.71)% (b)
After Waiver
Ratio of Expenses to Average Net Assets	3.11% (b)	3.41% (b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.25% (b)	2.25% (b)
Ratio of Net Investment Loss to Average Net Assets	(2.56)% (b)	(1.66)% (b)
Portfolio Turnover	74.06% (c)	140.07% (c)

(a) For the period March 24, 2014 (commencement of investment operations) through January 31, 2015.

(b) Annualized

(c) Not Annualized

* Per share net investment loss has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

The accompanying notes are an integral part of these financial statements.

TEALEAF LONG/SHORT DEEP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2015 (UNAUDITED)

1.  ORGANIZATION

The TeaLeaf Long/Short Deep Value Fund (the "Fund") was organized as diversified series of Tea Leaf Management Investment Trust (the "Trust") on December 6, 2012.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 17, 2012 (the "Trust Agreement") as filed with the Ohio Secretary of State July 27, 2012.  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.  The investment adviser to the Fund is AMH Equity, Ltd. (the "Adviser").

The Fund’s investment objective is long-term capital appreciation.

At July 31, 2015, Class A, Class C, and Class I shares have been issued.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

TEALEAF LONG/SHORT DEEP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2015 (UNAUDITED)

Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be purchased or redeemed.

SHARE VALUATION: The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

ORGANIZATIONAL AND OFFERING COSTS: All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In addition, GAAP requires management of the Fund to analyze all open tax years for the Fund, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  For the year ended January 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated between the classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTIONS:  The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

REDEMPTION FEES: Each class of the Fund will assess a 2.00% fee on Fund shares redeemed within 90 days of purchase.  The Fund reserves the right to modify or eliminate the redemption fee at any time. If there is a material change to the Fund's redemption fee, the Fund will notify investors at least 60 days prior to the effective date of the change.  The Fund also reserves the right to waive the redemption fee for any shareholder if the circumstances warrant.  For the six months ended July 31, 2015, the Fund did not collect any early redemption fees.

CONTINGENT DEFERRED SALES CHARGE: Class A and Class C shares are subject to a Contingent Deferred Sales Charge (“CDSC”). Class A shares, purchased without the load, are subject to a CDSC on shares redeemed prior to the first 24 months after their purchase in the amount of the commissions paid by the distributor on the shares redeemed.  Class C shares are subject to a CDSC on shares redeemed prior to the first 12 months after their purchase in the amount advanced, less any amounts recouped by the distributor from 12b-1 payments received by the distributor.  The distributor may waive the CDSC at its discretion on either class of the Fund’s shares.

SALES CHARGE: Purchase of Class A shares of the Fund will be subject to a maximum initial sales charge of 5.75%, unless they qualify for a reduction or waiver of the sales charge.  Please refer to the Prospectus for qualifying sales charge reductions or waivers.

OTHER:  The Fund records security transactions on the trade date.  The highest-cost method is used in determining gains and losses for financial and income tax purposes.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

SUBSEQUENT EVENTS: The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

3.  FAIR VALUE

GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. It applies to fair value measurements already required or permitted by existing standards. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under GAAP are described as follows:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Fund has the ability to access.

Level 2 – Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in inactive markets. Level 2 inputs include those other than quoted prices that are observable for the asset or liability and that are derived principally from, or corroborated by, observable market data by correlation or other means. If the asset or liability has a specified term the Level 2 inputs must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Refer to valuation techniques described in Note 2.

The following table summarizes the valuation of the Fund’s assets by the above fair value hierarchy levels as of July 31, 2015:

Assets
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,416,130	-	-	$ 2,416,130
Short Term Investments	213,983	-	-	213,983
	$ 2,630,113	-	-	$ 2,630,113
Liabilities
Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 523,063	-	-	$ 523,063
	$ 523,063	-	-	$ 523,063

The Fund did not hold any Level 3 assets during the six months ended July 31, 2015.  There were no transfers into or out of Level 1 or Level 2 during the six months ended July 31, 2015. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Trustees selected AMH Equity, Ltd. as the investment adviser to the Fund. Subject to the supervision and direction of the Trustees, the Adviser manages the Fund's securities and investments in accordance with the Fund's stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Fund.  The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Fund, and the Adviser.  Pursuant to the Management Agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 2.25% of the Fund's average daily net assets for Class A, Class C and Class I.  For the six months ended July 31, 2015, the Fund accrued $28,683 in advisory fees.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until May 31, 2016, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest (acquired fund fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of average daily net assets attributable to Class A, Class C, and Class I.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Fund's expenses and boost its performance.  For the six months ended July 31, 2015, the Adviser reimbursed and waived $67,173 in expenses pursuant to the expense limitation agreement.

5.  CAPITAL SHARE TRANSACTIONS

At July 31, 2015, there were unlimited shares, with no par value, authorized for the Trust, and paid in capital amounted to $2,139,899.

6.  INVESTMENT TRANSACTIONS

For the six months ended July 31, 2015, purchases and sales of investment securities other than U.S. Government obligations, securities sold short, options, and short-term investments aggregated $1,838,898 and $2,155,539, respectively.  Purchases and sales of securities sold short aggregated $0 and $137,287, respectively.

7.  DISTRIBUTION (12b-1) PLAN

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (each a "12b-1 Plan" or "Plan") under which the Fund may incur expenses related to distribution of its Class A and Class C shares. Payments under a Plan are made to the distributor or its designee, which uses them to pay distribution and shareholder servicing expenses on behalf of and as agent of the Fund.  The Class A shares pay at an annual rate of 0.25% of the average daily net assets of the class, and the Class C shares pay at an annual rate of 1.00% of the average daily net assets of the class.  The Plans are compensation plans, which mean that payments under a Plan may exceed distribution and shareholder servicing expenses incurred by the applicable class pursuant to the Plan, and the distributor is permitted to retain the excess.  It is also possible that 12b-1 expenses incurred by the Fund for a period with respect to either class will exceed the payments received by the distributor, in which case the distributor, or the Adviser, may pay such excess expenses out of its own resources.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of the investment and may cost more than paying other types of sales charges.  For the six months ended July 31, 2015, the Fund accrued $861 and $8,900 in distribution fees for Class A and Class C, respectively.  At July 31, 2015, the Fund owed $7,931 in distribution fees.

8.  TAX MATTERS

As of July 31, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

Capital loss carryforward	$ -

Gross unrealized appreciation on investment securities	558,411
Gross unrealized depreciation on investment securities	(138,434)
Net unrealized appreciation on investment securities	$ 419,977

Cost of investment securities, including ST investments	$ 2,211,821

For the six months ended July 31, 2015, the Fund did not pay any distributions.

For the year ended January 31, 2015, the Fund did not pay any distributions.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act.  As of July 31, 2015, Adam Hutt held approximately 25.21% of the voting securities of the Fund and may be deemed to control the Fund.

TEALEAF LONG/SHORT DEEP VALUE FUND

EXPENSE ILLUSTRATION

JULY 31, 2015 (UNAUDITED)

Expense Example

As a shareholder of the TeaLeaf Long/Short Deep Value Fund (the "Fund"), you incur  two types of costs: (1) transaction costs which consist of loads and redemption fees; and (2) ongoing costs which consist of management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2015 through July 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TEALEAF LONG/SHORT DEEP VALUE FUND

EXPENSE ILLUSTRATION (CONTINUED)

JULY 31, 2015 (UNAUDITED)

Tealeaf Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	February 1, 2015	July 31, 2015	February 1, 2015 to July 31, 2015

Actual	$1,000.00	$1,053.42	$17.11
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.13	$16.73

* Expenses are equal to the Fund's annualized expense ratio of 3.36%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tealeaf Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	February 1, 2015	July 31, 2015	February 1, 2015 to July 31, 2015

Actual	$1,000.00	$1,049.92	$20.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,004.41	$20.43

* Expenses are equal to the Fund's annualized expense ratio of 4.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Tealeaf Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	February 1, 2015	July 31, 2015	February 1, 2015 to July 31, 2015

Actual	$1,000.00	$1,055.60	$15.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.37	$15.49

* Expenses are equal to the Fund's annualized expense ratio of 3.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TEALEAF LONG/SHORT DEEP VALUE FUND

TRUSTEES

JULY 31, 2015 (UNAUDITED)

 The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act (Independent Trustees).

Name, Address and Year of Birth [1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Peter Y. Mills 1955	Trustee	Indefinite/Since December 2012	Vice President of Finance, Kadmon Corporation, LLC (bio-pharmaceutical), Jan. 2010 to present; Self-Employed Private Investor, Jan. 2007 to Dec. 2009.	1	None
Alan S. Pernick 1936	Trustee	Indefinite/Since December 2012	Retired, Oct. 2004 to present.	1	None
Jamia C. Jasper 1969	Trustee	Indefinite/Since December 2012	Retired, Feb. 2013 to Present; President, AmerIsrael Capital Management, LLC, Oct. 2007 to January 2013.	1	American Israeli Shared Values Trust (1 fund)

1 Unless otherwise specified, the mailing address of each Trustee is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Road, Suite 400, Broadview Heights, Ohio  44147-4003.

2 The "Fund Complex" consists of Tea Leaf Management Investment Trust.

TEALEAF LONG/SHORT DEEP VALUE FUND

TRUSTEES (CONTINUED)

JULY 31, 2015 (UNAUDITED)

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth [1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [3]	Other Directorships Held by Trustee During Last 5 Years
Adam M. Hutt[2] 1963	Trustee, President	Indefinite/ Trustee since July 2012; Annual/President since December 2012	President AMH Equity, Ltd.; 1996 to present.	1	None
David A. Hanover 1966	Treasurer	Annual/Since December 2012

Senior Equity Analyst, AMH Equity, Ltd., Oct. 2010 to present; Analyst, MTG LLC, (investment adviser), Oct. 2008 to Apr. 2010; Portfolio Manager/Analyst, Pergament Advisors, LLC (investment adviser), June 2001 to Aug. 2008.

				n/a	n/a
Sam Nebenzahl 1970	Secretary, Chief Compliance Officer	Annual/Since July 2012; Annual/Since December 2012	Director of Operations and Chief Compliance Officer, AMH Equity, Ltd.; 2000 to present.	n/a	n/a

1 Unless otherwise specified, the address of each Trustee and officer is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Road, Suite 400, Broadview Heights, Ohio  44147-4003

2 Mr. Hutt is considered an "Interested" Trustee as defined in the 1940 Act, because he is an officer of the Trust and controls the Fund's investment adviser.

3 The "Fund Complex" consists of Tea Leaf Management Investment Trust.

TEALEAF LONG/SHORT DEEP VALUE FUND

ADDITIONAL INFORMATION

JULY 31, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on April 30 and October 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (855)-270-2676, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (855) 270-2676 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (855) 270-2676 to request a copy of the SAI or to make shareholder inquiries.

Renewal of Management Agreement

At an in-person board meeting held on March 16, 2015, the Board of Trustees (the "Trustees" or the "Board") considered the renewal of the investment advisory agreement (the "Management Agreement") between AMH Equity, Ltd. (the "Adviser") and Tea Leaf Management Investment Trust (the "Trust") on behalf of the TeaLeaf Long/Short Deep Value Fund (the "Fund").  The Board discussed with Thompson Hine LLP ("Counsel") the specific factors to be considered in evaluating Management Agreement which include, but are not limited to, the following: the investment performance of the Fund and the Adviser; the nature, extent and quality of the services to be provided by the Adviser to the Fund; the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Trustees then deliberated and considered the following factors, summarized below, in their evaluation of the Adviser's ability to continue to provide a level of service to the Fund consistent with the Board's expectations.

Nature, Extent and Quality of Services.  The Trustees reviewed the Adviser's responses to an investment adviser questionnaire and the Management Agreement between the Trust and the Adviser.  As to the Adviser's business and the qualifications of its personnel, the Trustees reviewed a copy of the Adviser's updated adviser registration statement on Form ADV (Parts I and II).  Next, the Trustees discussed the experience of the portfolio managers, noting Mr. Hutt's and Mr. Hanover's many years of experience in the asset management services industry, the Adviser's assets under management of over $80 million, and financial statements.

TEALEAF LONG/SHORT DEEP VALUE FUND

ADDITIONAL INFORMATION (CONTINUED)

JULY 31, 2015 (UNAUDITED)

Furthermore, as to the nature, extent and quality of the services provided by the Adviser to the Fund, the Trustees noted that the Adviser has furnished a continuous investment program for the Fund, consistent with the Fund's investment objective and policies and regulatory restrictions.  The Adviser provides research, trade execution and settlement support in determining the securities to be purchased, held and sold for the Fund.  The Adviser also provides overall portfolio and risk management consistent with its relative value long/short investment strategy.  The Trustees also noted that the Adviser executes a compliance program to monitor and review investment decisions and to prevent and detect violations of the Fund's investment policies and limitations, as well as federal securities laws.  The Adviser also furnishes such reports, evaluations, information or analyses to the Trust as the Board of Trustees of the Trust may request from time to time.  The Adviser also provides the officers of the Trust, who assist in carrying out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Trust.  Additionally, the Trustees noted that, based on their review of the Adviser's financial statements and representations from the Adviser that its financial position remains sound, the Adviser has sufficient resources to perform its obligations to the Fund, including those under the expense limitation agreement.

The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Performance.  Next, the Trustees reviewed Fund performance compared to its broad-based securities market index, the Russell 2000 Index, as well as a Morningstar Long/Short Fund peer group, and a subset of 7 funds within the peer group that have strategies even more closely aligned to the Fund's strategy.  The Trustees determined to focus on Class A shares because they have the longest record and provide the most meaningful record to evaluate.  Specifically, they noted Class A shares' load-waived 12-month return of -16.98% for the fiscal year ended January 31, 2015, lagged the Russell 2000 Index return of 4.41%; while annualized since-inception Class A returns of 6.53% also lagged the Russell 2000 Index return of 15.19% over the same time period.  Additionally, the Trustees noted Class A shares' one-year return of -13.66% for the period ended February 28, 2015, was below the Morningstar Long/Short Fund peer group return of -1.08% and lagged the subset group return of 9.38%; but that Class A shares' two-year return of 10.48%, for the period ended February 28, 2015, was above the Morningstar Long/Short Fund peer group return of 7.65%, but lagged the subset group return of 11.89%.  The Trustees next observed that Class A 3-month returns of 1.75% exceed the Morningstar Long/Short Fund peer group return of 0.36%, but lagged the subset group return of 2.35%.  Overall, the Trustees concluded that last year's performance was below expectations, but that since the Fund is not managed to an index strategy, performance swings are to be expected.  They further discussed their satisfaction with the Adviser's intent to stay the course rather than seek returns from pure speculation or embark on an unfamiliar strategy.  They also noted that first year performance was well above expectations.  The Trustees also considered reviewing the performance of other accounts managed by AMH, but concluded that the investment composition was not substantially similar to that of the Fund.  The Board generally discussed absolute and relative performance and concluded that the Fund's returns, while below expectations for the last year, were when viewed from a long-term perspective, satisfactory.  They further noted that they would continue to give close attention to performance with an expectation of improvement.

Fees and Expenses.  As to comparative fees and expenses, the Trustees considered the management fee paid to the Adviser and compared it to management fees paid by funds in a peer group derived from a Morningstar database of funds employing a long-short strategy.  The Board noted that the 2.25% annual advisory fee, while above the peer group average of 1.29%, is in a range of reasonable fees that go up to 2.75%.  The Board also noted that, while the Fund's total expenses for Class A and Class C shares of 3.23% and 3.88%, respectively (after application of the expense limitation) were above the average total net fees and expenses of 1.98% paid by a reference group of other similarly managed mutual funds, they were below the upper range of 4.25%.  The Trustees noted that Class I shares net expenses of 2.98% are slightly lower, because of the difference in 12b-1 expenses when compared to Class A or C shares.  The Trustees concluded that Class I share net expenses are below the upper end of the range paid by a reference group of other similarly managed mutual funds after reducing expenses for the absence of 12b-1 expenses.  The Trustees also noted the Fund's investment in ETFs and similar products and concluded that the fees to be paid to the Adviser are based on services provided that are different from and not duplicative of the services provided under the advisory agreements of the ETFs and similar products.  The Trustees concluded that the Fund's management fee and expenses are acceptable in light of the quality of services the Fund expects to continue to receive from the Adviser and in light of the level of fees paid by funds in the peer group.

Profitability.  As to the costs of the services provided and the profits to be realized by the Adviser, the Trustees reviewed an analysis of profitability of the Adviser and its financial condition.  The Trustees noted that with respect to the Management Agreement with the Fund the Adviser incurred net losses during the most-recent fiscal year of operations and may continue to incur losses should the Fund fail to attract sufficient assets.  They also noted that the Adviser was not profitable with respect to payments received under the Fund's Rule 12b-1 Plans and did not have any other revenue sources from other relationships with the Fund.  The Adviser noted that it does not have an affiliated broker-dealer through which Fund transactions could be executed, although it is possible Mr. Hutt might receive a portion of the load from the sale of Fund shares under certain circumstances if he functions as the broker of record.  Next, the Trustees revisited the profit-reducing impact of the renewal of the expense limitation agreement.  Based on their review, the Trustees concluded that they were satisfied that the Adviser's level of profitability from its relationship with the Fund was not excessive.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that breakpoints may be an appropriate way for the Adviser to share its economies of scale with the Fund and its shareholders if it experiences a substantial growth in assets.  It was the consensus of the Board that based on the current and near-term anticipated size of Fund, breakpoints as a means of sharing economies of scale was not relevant to the Management Agreement at this time, but that they will revisit the issue as the Fund grows.

Conclusion.  The Trustees indicated that it was their consensus that the information presented and the discussion of other information were adequate for making a determination regarding the approval of the Management Agreement and related Expense Limitation Agreement.  Based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees unanimously renewed the Management Agreement after they determined that the Management Agreement, including management fees, is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

This Page Was Left Blank Intentionally

Investment Adviser

AMH Equity Ltd.

370 Lexington Ave., Suite 201

New York, NY 10017

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

U.S. Bank, NA

1555 N. Rivercenter Drive

Milwaukee, WI  53212

Independent Registered Public Accounting Firm

Skoda Minotti & Co.

6685 Beta Drive

Mayfield Village, OH  44143

Legal Counsel

Thompson Hine LLP

312 Walnut St. 14th Floor

Cincinnati, OH  45202

Distributor

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Cleveland, OH 44122

This report is provided for the general information of the shareholders of the TeaLeaf Long/Short Deep Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tea Leaf Management Investment Trust

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: September 29, 2015

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: September 29, 2015

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: September 29, 2015